UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2000
                                               ---------------------------------

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     JLB & Associates, Inc.
          ----------------------------------------------------------------------
Address:  44670 Ann Arbor Road, Suite 190
          ----------------------------------------------------------------------
          Plymouth, Michigan  48170
          ----------------------------------------------------------------------

          ----------------------------------------------------------------------

Form 13F File Number: 28-
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     James E. Bashaw
          ----------------------------------------------------------------------
Title:    Vice President
          ----------------------------------------------------------------------
Phone:    (734) 454-9191
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ James E. Bashaw                 Plymouth, Michigan                 04/10/00
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                Name

28-
   ----------------------      -------------------------------------------------
   [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        -------------------

Form 13F Information Table Entry Total: 99
                                        -------------------

Form 13F Information Table Value Total: $ 281,929
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other that the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                          Form 13F INFORMATIONAL TABLE

       ITEM 1:            ITEM 2:     ITEM 3:     ITEM 4:    ITEM 5:           ITEM 6:        ITEM 7:          ITEM 8:
--------------------  -------------- ---------  ----------  ----------  -------------------- -------- -----------------------
   NAME OF ISSUER     TITLE OF CLASS  CUSIP        FAIR     SHARES OR       INVESTMENT       MANAGERS     VOTING AUTHORITY
                                      NUMBER      MARKET    PRINCIPAL       DISCRETION                ------- ------- -------
                                                   VALUE      AMOUNT    ------ ------ ------            (A)     (B)     (C)
                                                                         (A)    (B)    (C)             SOLE    SHARED   NONE
                                                                                      SHARED
                                                                         SOLE  SHARED OTHER
--------------------  -------------- ---------  ----------  ----------  ------ ------ ------ -------- ------- ------- -------
ABBOTT LABORATORIES        COM       002824100       5,714        162,400  X                           10,000         152,400
ABERCROMBIE & FITCH        COM       002896207         772         48,450  X                                           48,450
AMBAC                      COM       023139108       1,894         37,600  X                                           37,600
AMERICAN EXPRESS           COM       025816109       3,418         22,950  X                                           22,950
AMERICAN INTL GROUP        COM       026874107         231          2,108  X                                            2,108
AMETEK                     COM       031100100       2,735        142,100  X                           11,000         131,100
AMGEN                      COM       031162100       8,961        146,000  X                           23,400         122,600
ANHEUSER BUSCH             COM       035229103       1,600         25,700  X                                           25,700
APPLIED MATERIALS          COM       038222105       7,901         83,830  X                                           83,830
AVON PRODUCTS              COM       054303102       5,161        176,450  X                           16,000         160,450
BANK OF AMERICA            COM       06605F102       2,118         40,388  X                            3,900          36,488
BANK ONE                   COM       059438101         776         22,574  X                                           22,574
BECTON DICKINSON           COM       075887109       2,302         87,500  X                                           87,500
BED BATH & BEYOND          COM       075896100         776         19,700  X                                           19,700
BELL ATLANTIC              COM       077853109         376          6,150  X                                            6,150
BRIGGS & STRATTON          COM       109043109         658         16,000  X                                           16,000
BRISTOL-MYERS SQUIBB       COM       110122108       1,981         34,160  X                                           34,160
C B S CORP                 COM       12490K107       1,758         31,041  X                                           31,041
CARDINAL HEALTH            COM       14149Y108         206          4,500  X                            4,500               0
CATALINA MARKETING         COM       148867104       6,142         60,657  X                                           60,657
CATERPILLAR INC            COM       149123101       1,324         33,581  X                                           33,581
CHAMPION ENTERPRISES       COM       158496109         377         65,650  X                                           65,650
CHASE MANHATTAN            COM       16161A108         922         10,580  X                            6,600           3,980
CISCO SYSTEMS              COM       751277302      15,785        204,170  X                           30,900         173,270
CITIGROUP                  COM       172967101         422          7,050  X                                            7,050
COCA COLA                  COM       191216100       1,043         22,211  X                                           22,211
COLGATE PALMOLIVE          COM       194162103         981         17,400  X                                           17,400
COMPAQ COMPUTER            COM       204493100         203          7,600  X                                            7,600
COMPUTER ASSOCIATES        COM       204912109       8,597        145,243  X                            6,000         139,243
CONSECO                    COM       208464107         140         12,229  X                            9,205           3,024
COSTCO WHSL CORP           COM       22160Q102         557         10,600  X                           10,600               0
CRANE CO                   COM       224399105         592         25,125  X                                           25,125
CUMMINS ENGINE             COM       231021106         969         25,800  X                                           25,800
DELL COMPUTER              COM       247025109      12,957        240,222  X                           18,000         222,222
DELTA AIR LINES            COM       247361108       2,808         52,725  X                                           52,725
DOLLAR TREE STORES         COM       256747106         915         17,550  X                                           17,550
DOVER CORP                 COM       260003108       1,771         37,000  X                                           37,000
DU PONT                    COM       263534109       2,594         49,000  X                                           49,000
EASTMAN KODAK              COM       277461109         708         13,027  X                                           13,027
EATON CORP                 COM       278058102       1,595         20,450  X                                           20,450
EQUIFAX                    COM       294429105       1,568         62,110  X                           14,300          47,810
ETHAN ALLEN INTERIORS      COM       297602104         718         28,735  X                                           28,735
EXXON MOBIL CORPORATION    COM       30231G102         418          5,363  X                                            5,363
F M C CORP                 COM       302491303         353          6,250  X                                            6,250
FANNIE MAE                 COM       313586109       3,643         64,400  X                            8,500          55,900
FIRST UNION                COM       337358105       3,209         86,156  X                            7,400          78,756
FORD MOTOR CO              COM       345370100       2,045         44,527  X                                           44,527
FREDDIE MAC                COM       313400301       1,619         36,650  X                                           36,650
GANNETT CO INC DEL         COM       364730101         718         10,200  X                                           10,200
GAP (THE)                  COM       364760108         610         12,250  X                                           12,250
GENERAL MOTORS             COM       370442105       6,252         75,496  X                            7,200          68,296
HEWLETT PACKARD            COM       428236103         286          2,150  X                                            2,150
HONEYWELL INC              COM       438506107       8,241        156,419  X                           17,987         138,432
I B M CORP                 COM       459200101         260          2,200  X                                            2,200
I C N PHARM                COM       448924100       1,548         56,789  X                                           56,789
IMS HEALTH                 COM       449934108       2,338        138,008  X                           12,000         126,008
INTEL CORP                 COM       458140100      15,636        118,514  X                            7,800         110,714
INTERPUBLIC GROUP          COM       460690100         983         20,800  X                                           20,800
JOHNSON & JOHNSON          COM       478160104         344          4,896  X                                            4,896
KIMBERLY-CLARK             COM       494368103       6,309        112,542  X                                          112,542
LEXMARK INTL GROUP         COM       529771107       2,172         20,540  X                                           20,540
LUCENT TECHNOLOGIES        COM       549463107         581      9,364.378  X                            8,000           1,364
M B N A CORP               COM       55262L100       6,546     256,686.52  X                                          256,687
M C I WORLD COM            COM       98155K102         574         12,669  X                           11,550           1,119
MAYTAG CORP                COM       578592107       3,416        103,110  X                           14,000          89,110
MEDTRONIC                  COM       585055106         391          7,600  X                            7,600               0
MERCK & CO                 COM       589331107       3,495         56,260  X                                           56,260
MICROSOFT                  COM       594918104       1,449         13,640  X                            7,200           6,440
MILLIPORE                  COM       601073109       1,851         32,800  X                                           32,800
MORGAN J P                 COM       616880BF6         408          3,100  X                                            3,100
NATIONAL CITY CORP         COM       635405103         846         41,000  X                                           41,000
NORTHERN TELECOM           COM       656569100         252          2,000  X                                            2,000
NUCOR                      COM       670346105         455          9,100  X                                            9,100
ORACLE                     COM       68389X105      26,117        334,570  X                                          334,570
P P G INDUSTRIES           COM       693506107       1,669         31,900  X                            8,000          23,900
PATTERSON DENTAL           COM       703412106       3,395         88,766  X                                           88,766
PEPSICO                    COM       713448108         526     15,083.647  X                            5,200           9,884
PFIZER                     COM       717081103       1,718         46,992  X                           15,000          31,992
PLANTRONICS                COM       727493108       4,361         46,801  X                                           46,801
PROVIDIAN FINANCIAL        COM       74406A102       2,590         29,900  X                                           29,900
RALSTON PURINA             COM       751277302       5,514        200,520  X                                          200,520
RAYMOND JAMES FINL         COM       754730109       3,104        149,567  X                                          149,567
ROWAN COS                  COM       779382100       1,776         60,325  X                                           60,325
S B C COMMUNICATIONS       COM       78387G103         430         10,212  X                                           10,212
SAFEWAY INC                COM       786514208       5,552        122,700  X                           14,100         108,600
SCHERING-PLOUGH            COM       806605101       6,676    179,233.303  X                                          179,233
SEAGATE TECHNOLOGY         COM       811804103       2,271         36,922  X                                           36,922
SEALED AIR CORP            COM       812115103         331          6,100  X                                            6,100
SPRINT                     COM       852061100         239          3,800  X                                            3,800
SUPERIOR INDUSTRIES        COM       868168105       3,478        109,745  X                           12,000          97,745
TEXAS INSTRUMENTS          COM       882508104       7,080         44,250  X                                           44,250
TIDEWATER INC              COM       886423102       1,622         51,000  X                           16,000          35,000
U S BANCORP DEL            COM       902973106       3,302        150,935  X                           15,000         135,935
UNION CARBIDE              COM       905581104       1,123         19,250  X                                           19,250
UNITED TECHNOLOGIES        COM       913017109       4,723         74,738  X                            8,600          66,138
WACHOVIA CORP              COM       929771103         401          5,940  X                                            5,940
WARNER LAMBERT             COM       934488107         410          4,200  X                                            4,200
WATERS CORP                COM       941848103       2,915         30,600  X                            4,000          26,600
WELLS FARGO                COM       949746101         332          8,150  X                                            8,150